SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 24. SUBSEQUENT EVENTS

Management has considered all events and transactions that occurred after September 30, 2013 and through the date of the financial statements are issued, and have determined that the Company did not have any material subsequent events that require adjustment to or disclosure in the consolidated financial statements during this period.